Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses, Net [Abstract]
Beginning balance	$ 7,698,280	$ 991,063	$ 3,166,472
Addition	491,301	63,249	4,917,798
Reversal	(813,277)	(104,700)
Written-off	(6,874,065)	(884,955)	(381,804)
Exchange alignment	(11,091)	(1,428)	(4,186)
Ending balance	$ 491,148	$ 63,229	$ 7,698,280